Property, plant and equipment (Details) (USD $) In Millions, unless otherwise specified																			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2012 Buildings and land improvements	Dec. 31, 2011 Buildings and land improvements	Dec. 31, 2010 Buildings and land improvements	Dec. 31, 2012 Machinery, equipment and other	Dec. 31, 2011 Machinery, equipment and other	Dec. 31, 2010 Machinery, equipment and other	Dec. 31, 2012 Equipment leased to others	Dec. 31, 2011 Equipment leased to others	Dec. 31, 2010 Equipment leased to others	Dec. 31, 2012 Construction-in-process	Dec. 31, 2011 Construction-in-process	Dec. 31, 2010 Construction-in-process	Dec. 31, 2012 Minimum Buildings and land improvements	Dec. 31, 2012 Minimum Machinery, equipment and other	Dec. 31, 2012 Minimum Equipment leased to others	Dec. 31, 2012 Maximum Buildings and land improvements	Dec. 31, 2012 Maximum Machinery, equipment and other	Dec. 31, 2012 Maximum Equipment leased to others
Property, plant and equipment
Useful Lives (Years)																			20 years	3 years	1 year	45 years	10 years	10 years
Total property, plant and equipment, at cost	$ 29,932	$ 27,326	$ 24,906	$ 723	$ 753	$ 682	$ 6,214	$ 5,857	$ 5,174	$ 16,073	$ 14,435	$ 13,414	$ 4,658	$ 4,285	$ 4,444	$ 2,264	$ 1,996	$ 1,192
Less: Accumulated depreciation	(13,471)	(12,931)	(12,367)										(1,383)	(1,406)	(1,533)
Property, plant and equipment - net	16,461	14,395	12,539										3,275	2,879	2,911
Commitments for the purchase or construction of capital assets	569
Assets recorded under capital leases
Gross capital leases	134	131	251
Less: Accumulated depreciation	(58)	(75)	(134)
Net capital leases	76	56	117
Minimum rental payments on assets recorded under capital leases were:
2013	15
2014	10
2015	7
2016	18
2017	4
Thereafter	34
Minimum rental payments to be received for equipment leased to others were:
2013	798
2014	551
2015	337
2016	187
2017	74
Thereafter	$ 35